Expense Example - Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly - Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly	Oct. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	$ 859